WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited)

COMMON STOCKS - 88.6%	Shares	Value
Communications - 6.5%
Internet Media & Services - 5.5%
Alphabet, Inc. - Class A (a)(b)	14,941	$ 1,980,131
Meta Platforms, Inc. - Class A (a)(b)	10,544	3,449,469
		5,429,600
Telecommunications - 1.0%
T-Mobile US, Inc.	6,500	977,925

Consumer Discretionary - 14.3%
Automotive - 1.1%
Ford Motor Company	100,500	1,031,130

E-Commerce Discretionary - 3.3%
Amazon.com, Inc. (a)(b)	21,905	3,200,101

Leisure Facilities & Services - 3.3%
Marriott International, Inc. - Class A	4,000	810,800
Starbucks Corporation	24,836	2,466,215
		3,277,015
Retail - Discretionary - 6.6%
Lowe's Companies, Inc.	3,500	695,905
Lululemon Athletica, Inc. (a)	1,550	692,540
O'Reilly Automotive, Inc. (a)	855	839,935
TJX Companies, Inc. (The)	27,803	2,449,722
Ulta Beauty, Inc. (a)	4,345	1,850,927
		6,529,029
Consumer Staples - 3.7%
Retail - Consumer Staples - 2.4%
Target Corporation	17,964	2,403,763

Wholesale - Consumer Staples - 1.3%
Sysco Corporation (b)	17,460	1,260,088

Energy - 4.3%
Oil & Gas Producers - 3.3%
Diamondback Energy, Inc.	6,800	1,049,988
EOG Resources, Inc.	17,828	2,194,092
		3,244,080

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.6% (Continued)	Shares	Value
Energy - 4.3% (Continued)
Oil & Gas Services & Equipment - 1.0%
Schlumberger Ltd.	19,300	$ 1,004,372

Financials - 6.1%
Banking - 3.2%
Citigroup, Inc. (b)	19,170	883,737
Fifth Third Bancorp	28,000	810,600
Wells Fargo & Company (b)	31,988	1,426,345
		3,120,682
Institutional Financial Services - 1.5%
Goldman Sachs Group, Inc. (The) (b)	4,285	1,463,499

Insurance - 1.4%
Chubb Ltd. (b)	6,310	1,447,703

Health Care - 19.5%
Biotech & Pharma - 5.5%
AbbVie, Inc. (b)	18,474	2,630,513
BioMarin Pharmaceutical, Inc. (a)	9,400	856,152
Eli Lilly & Company	1,900	1,122,976
Zoetis, Inc.	4,800	848,016
		5,457,657
Health Care Facilities & Services - 5.0%
Cencora, Inc.	6,150	1,250,726
CVS Health Corporation	23,480	1,595,466
Humana, Inc.	4,257	2,064,049
		4,910,241
Medical Equipment & Devices - 9.0%
Abbott Laboratories	9,300	969,897
Boston Scientific Corporation (a)	19,900	1,112,211
Danaher Corporation (b)	3,600	803,916
DexCom, Inc. (a)	11,450	1,322,704
Edwards Lifesciences Corporation (a)	16,951	1,147,752
Intuitive Surgical, Inc. (a)	6,597	2,050,612
Thermo Fisher Scientific, Inc. (b)	2,853	1,414,403
		8,821,495
Industrials - 7.1%
Aerospace & Defense - 1.4%
Boeing Company (The) (a)	6,100	1,412,943

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.6% (Continued)	Shares	Value
Industrials - 7.1% (Continued)
Diversified Industrials - 1.3%
Emerson Electric Company	13,880	$ 1,233,932

Machinery - 1.3%
Ingersoll Rand, Inc.	17,500	1,250,025

Transportation & Logistics - 3.1%
CSX Corporation	57,031	1,842,101
Norfolk Southern Corporation	5,594	1,220,387
		3,062,488
Materials - 3.4%
Chemicals - 2.1%
Celanese Corporation	8,400	1,164,744
International Flavors & Fragrances, Inc.	11,300	851,794
		2,016,538
Construction Materials - 1.3%
Carlisle Companies, Inc.	4,500	1,261,845

Technology - 23.7%
Semiconductors - 7.4%
Advanced Micro Devices, Inc. (a)	8,000	969,280
Analog Devices, Inc. (b)	9,145	1,677,010
Marvell Technology, Inc.	32,639	1,818,971
NVIDIA Corporation	6,021	2,816,022
		7,281,283
Software - 8.7%
Atlassian Corporation - Class A (a)	2,600	496,470
Intuit, Inc.	1,350	771,471
Microsoft Corporation (b)	12,843	4,866,341
MongoDB, Inc. (a)	1,625	675,578
Oracle Corporation	8,100	941,301
Snowflake, Inc. - Class A (a)	4,100	769,488
		8,520,649
Technology Hardware - 4.1%
Apple, Inc. (b)	16,940	3,217,753
Seagate Technology Holdings plc	10,300	814,730
		4,032,483
Technology Services - 3.5%
Mastercard, Inc. - Class A (b)	4,329	1,791,470

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.6% (Continued)	Shares	Value
Technology - 23.7% (Continued)
Technology Services - 3.5% (Continued)
PayPal Holdings, Inc. (a)(b)	9,030	$ 520,218
Visa, Inc. - Class A	4,555	1,169,178
		3,480,866

Total Common Stocks (Cost $62,795,711)		$ 87,131,432

MONEY MARKET FUNDS - 10.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 5.24% (c) (Cost $10,255,162)	10,255,162	$ 10,255,162

Investments at Value - 99.0% (Cost $73,050,873)		$ 97,386,594

Other Assets in Excess of Liabilities - 1.0%		961,254

Net Assets - 100.0%		$ 98,347,848

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for open short positions. The total value of such securities as of November 30, 2023 was $27,075,816.
(c)	The rate shown is the 7-day effective yield as of November 30, 2023.

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
November 30, 2023 (Unaudited)

COMMON STOCKS - 37.3%	Shares	Value
Communications - 0.9%
Cable & Satellite - 0.9%
Charter Communications, Inc. - Class A	2,200	$ 880,286

Consumer Discretionary - 8.9%
Apparel & Textile Products - 1.1%
NIKE, Inc. - Class B	10,355	1,141,846

Automotive - 1.2%
General Motors Company	36,500	1,153,400

E-Commerce Discretionary - 1.2%
eBay, Inc.	28,300	1,160,583

Leisure Facilities & Services - 1.0%
Hilton Worldwide Holdings, Inc.	6,000	1,005,120

Retail - Discretionary - 4.4%
AutoZone, Inc.	407	1,062,241
Best Buy Company, Inc.	11,285	800,558
Home Depot, Inc. (The)	3,800	1,191,262
Ross Stores, Inc.	9,800	1,277,724
		4,331,785
Consumer Staples - 0.8%
Retail - Consumer Staples - 0.8%
Walmart, Inc.	5,200	809,588

Energy - 2.9%
Oil & Gas Producers - 1.9%
Devon Energy Corporation	20,500	921,885
Occidental Petroleum Corporation	15,700	928,655
		1,850,540
Oil & Gas Services & Equipment - 1.0%
Baker Hughes Company	30,000	1,012,500

Financials - 0.8%
Insurance - 0.8%
Hartford Financial Services Group, Inc. (The)	10,000	781,600

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 37.3% (Continued)	Shares	Value
Health Care - 8.9%
Biotech & Pharma - 3.0%
Amgen, Inc.	3,900	$ 1,051,596
Bristol-Myers Squibb Company	18,300	903,654
Pfizer, Inc.	33,200	1,011,604
		2,966,854
Health Care Facilities & Services - 1.3%
Elevance Health, Inc.	975	467,503
Patterson Companies, Inc.	30,000	762,300
		1,229,803
Medical Equipment & Devices - 4.6%
DENTSPLY SIRONA, Inc.	22,700	720,725
Medtronic plc	12,300	975,021
Mettler-Toledo International, Inc.	950	1,037,333
Revvity, Inc.	10,870	966,343
Zimmer Biomet Holdings, Inc.	7,400	860,694
		4,560,116
Industrials - 4.3%
Aerospace & Defense - 1.1%
Lockheed Martin Corporation	2,540	1,137,336

Diversified Industrials - 1.0%
Illinois Tool Works, Inc.	4,100	993,061

Electrical Equipment - 1.1%
Johnson Controls International plc	20,000	1,056,000

Transportation & Logistics - 1.1%
Union Pacific Corporation	4,700	1,058,769

Materials - 2.0%
Chemicals - 2.0%
Huntsman Corporation	43,000	1,057,800
Olin Corporation	18,200	857,948
		1,915,748
Technology - 7.8%
Semiconductors - 1.1%
Microchip Technology, Inc.	6,900	575,736
Texas Instruments, Inc.	3,500	534,485
		1,110,221

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 37.3% (Continued)	Shares	Value
Technology - 7.8% (Continued)
Software - 2.0%
Autodesk, Inc.	4,600	$ 1,004,778
Workday, Inc. - Class A	3,600	974,592
		1,979,370
Technology Hardware - 2.3%
Cisco Systems, Inc.	20,000	967,600
Hewlett Packard Enterprise Company	35,000	591,850
Juniper Networks, Inc.	25,000	711,250
		2,270,700
Technology Services - 2.4%
Accenture plc - Class A	3,663	1,220,292
Paychex, Inc.	8,800	1,073,336
		2,293,628

Total Securities Sold Short - 37.3% (Proceeds $37,915,708)		$ 36,698,854

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Communications - 8.5%
Internet Media & Services - 8.5%
Alphabet, Inc. - Class A (a)	4,720	$ 625,542
Meta Platforms, Inc. - Class A (a)	2,161	706,971
		1,332,513
Consumer Discretionary - 13.6%
E-Commerce Discretionary - 4.4%
Amazon.com, Inc. (a)	4,654	679,903

Leisure Facilities & Services - 3.1%
Starbucks Corporation	4,875	484,087

Retail - Discretionary - 6.1%
TJX Companies, Inc. (The)	5,744	506,104
Ulta Beauty, Inc. (a)	1,060	451,549
		957,653
Consumer Staples - 5.7%
Retail - Consumer Staples - 3.1%
Target Corporation	3,623	484,794

Wholesale - Consumer Staples - 2.6%
Sysco Corporation	5,526	398,811

Energy - 2.5%
Oil & Gas Producers - 2.5%
EOG Resources, Inc.	3,175	390,747

Financials - 10.4%
Banking - 4.7%
Citigroup, Inc.	6,107	281,533
Wells Fargo & Company	9,983	445,142
		726,675
Institutional Financial Services - 3.0%
Goldman Sachs Group, Inc. (The)	1,390	474,740

Insurance - 2.7%
Chubb Ltd.	1,812	415,727

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Health Care - 19.4%
Biotech & Pharma - 3.5%
AbbVie, Inc.	3,871	$ 551,192

Health Care Facilities & Services - 6.3%
CVS Health Corporation	6,815	463,079
Humana, Inc.	1,077	522,194
		985,273
Medical Equipment & Devices - 9.6%
Edwards Lifesciences Corporation (a)	5,709	386,556
Intuitive Surgical, Inc. (a)	2,108	655,251
Thermo Fisher Scientific, Inc.	901	446,680
		1,488,487
Industrials - 7.9%
Diversified Industrials - 3.2%
Emerson Electric Company	5,651	502,374

Transportation & Logistics - 4.7%
CSX Corporation	10,720	346,256
Norfolk Southern Corporation	1,749	381,562
		727,818
Technology - 31.6%
Semiconductors - 10.6%
Analog Devices, Inc.	2,930	537,304
Marvell Technology, Inc.	7,147	398,302
NVIDIA Corporation	1,539	719,790
		1,655,396
Software - 7.0%
Microsoft Corporation	2,895	1,096,944

Technology Hardware - 6.9%
Apple, Inc.	5,625	1,068,469

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Technology - 31.6% (Continued)
Technology Services - 7.1%
Mastercard, Inc. - Class A	1,361	$ 563,223
PayPal Holdings, Inc. (a)	2,834	163,267
Visa, Inc. - Class A	1,468	376,806
		1,103,296

Total Common Stocks (Cost $14,186,872)		$ 15,524,899

MONEY MARKET FUNDS - 0.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 5.24% (b) (Cost $27,697)	27,697	$ 27,697

Investments at Value - 99.8% (Cost $14,214,569)		$ 15,552,596

Other Assets in Excess of Liabilities - 0.2%		39,799

Net Assets - 100.0%		$ 15,592,395

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2023.